GENERAL BUSINESS (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
GENERAL BUSINESS [Abstract]
GENERAL BUSINESS
NOTE 2. BUSINESS

We are a human food ingredient, nutritional supplement, and animal nutrition company focused on the procurement, bio-refining and marketing of numerous products derived from rice bran. We have proprietary and patented intellectual property that allows us to convert rice bran, one of the world’s most underutilized food sources, into a number of highly nutritious human food and animal nutrition products. Our target markets are human food and animal nutrition manufacturers and retailers, as well as natural food, functional food and nutraceutical supplement manufacturers and retailers, both domestically and internationally. We have developed a bio-refining approach to processing raw rice bran into various value added constituents such as stabilized rice bran (SRB), rice bran oil (RBO), defatted rice bran (DRB) and a variety of other valuable derivative products from each of these core products.

We have three reportable business segments: (i) USA, which manufactures and distributes SRB in various granulations along with other products derived from rice bran via proprietary and patented enzyme treatment processes; (ii) Brazil, which extracts crude RBO and DRB from rice bran, which are then further processed into a number of valuable human food and animal nutrition products; and (iii) Corporate, which includes includes corporate, administrative regulatory and compliance functions. No allocations of expense are made from the Corporate segment to the other segments. General corporate interest is not allocated.

The USA segment consists of two locations in California and two locations in Louisiana all of which can produce SRB. One of the two Louisiana SRB facilities, located in Lake Charles, has been idle since May 2009. The USA segment also includes our Dillon, Montana Stage II facility which produces RiSolubles (a highly nutritious, carbohydrate and lipid rich fraction of SRB), RiFiber (a fiber rich derivative of SRB) and RiBalance (a complete rice bran nutritional package derived from further processing SRB). The manufacturing facilities included in our USA segment have proprietary and patented processing equipment and technology for the stabilization and further processing of rice bran into finished products. Approximately 55% of USA segment revenue was from sales of human food products and 45% was from sales of animal nutrition products.

The Brazil segment consists of the consolidated operations of Nutra SA, LLC, whose only operating subsidiary is Industria Riograndens De Oleos Vegetais Ltda. (Irgovel), located in Pelotas, Brazil. Irgovel manufactures RBO and DRB products for both the human and animal food markets in Brazil and internationally. In refining RBO to an edible grade, several co-products are obtained. One such product is distilled fatty acids, a valuable raw material for the detergent industry. DRB is sold in bulk as animal feed and compounded with a number of other ingredients to produce complex animal nutrition products which are packaged and sold under Irgovel brands in the Brazilian market. Approximately 40% of Brazil segment product revenue was from sales of RBO products and 60% was from sales of DRB products.

NOTE 2. GENERAL BUSINESS

We are a human food ingredient and animal nutrition company focused on the procurement, bio-refining and marketing of numerous products derived from rice bran. We have proprietary and patented intellectual property that allows us to convert rice bran, one of the world’s most underutilized food sources, into a number of highly nutritious human food and animal nutrition products. Our target markets are human food and animal nutrition manufacturers and retailers, as well as natural food, functional food and nutraceutical supplement manufacturers and retailers, both domestically and internationally. We have developed a bio-refining approach to processing raw rice bran into various value added constituents such as stabilized rice bran (SRB), rice bran oil (RBO), defatted rice bran (DRB) and a variety of other valuable derivative products from each of these core products.

We have three reportable business segments: (i) Corporate; (ii) USA, which manufactures and distributes SRB in various granulations along with other products derived from rice bran via proprietary and patented enzyme treatment processes; and (iii) Brazil, which extracts crude RBO and DRB from rice bran, which are then further processed into a number of valuable human food and animal nutrition products. The Corporate segment includes selling, general and administrative expenses including public company expenses, litigation, and other expenses not directly attributable to other segments. No Corporate allocations are made to the other segments. General corporate interest is not allocated.

The USA segment consists of two locations in California and two locations in Louisiana all of which can produce SRB. One of the two Louisiana SRB facilities, located in Lake Charles, has been idle since May 2009. The USA segment also includes our Dillon, Montana Stage II facility which produces RiSolubles (a highly nutritious, carbohydrate and lipid rich fraction of SRB), RiFiber (a fiber rich derivative of SRB) and RiBalance (a complete rice bran nutritional package derived from further processing SRB). The manufacturing facilities included in our USA segment have proprietary and patented processing equipment and technology for the stabilization and further processing of rice bran into finished products. In 2012, approximately 50% of USA segment revenue was from sales of human food products and approximately 50% was from sales of animal nutrition products.

The Brazil segment consists of the consolidated operations of Nutra SA, whose only operating subsidiary is Industria Riograndens De Oleos Vegetais Ltda. (Irgovel), located in Pelotas, Brazil. Irgovel manufactures RBO and DRB products for both the human and animal food markets in Brazil and internationally. In refining RBO to an edible grade, several co-products are obtained. One such product is distilled fatty acids, a valuable raw material for the detergent industry. DRB is sold in bulk as animal feed and compounded with a number of other ingredients to produce complex animal nutrition products which are packaged and sold under Irgovel brands in the Brazilian market. In 2012, approximately 46% of Brazil segment product revenue was from sales of RBO products and 54% was from sales of DRB products.